Non-controlling interests - Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of subsidiaries [line items]
Noncurrent assets	$ 1,986.6	$ 3,322.2	[1]	$ 4,361.6
Non-current liabilities	(3,376.1)	(3,912.7)	[1]	(3,817.8)
Current assets	2,503.0	924.3	[1]
Current liabilities	(1,203.3)	(648.2)	[1]	(1,187.7)
Accumulated non-controlling interest at the end of the year	161.5	158.8	[1]	237.5		$ 227.2
Revenue	1,582.0	1,527.2	[2]	1,925.3	[2]
Income/(loss) for the year	126.8	(1,644.2)	[2]	(1,988.2)	[2]
Other comprehensive (loss)/income	68.7	996.5	[2]	970.8	[2]
Total comprehensive income/(loss) for the year	195.5	(647.7)	[2]	(1,017.4)	[2]
Loss allocated to non-controlling interests during the year	2.7	(55.5)	[2]	8.4	[2]
Cash flows from operating activities	936.2	729.4		853.5
Cash flows used in investing activities	(22.3)	63.2		(722.2)
Cash flows from financing activities	(644.1)	(431.0)		(162.3)
Net increase/(decrease) in cash and cash equivalents	269.8	361.6		$ (31.0)
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Noncurrent assets	422.5	406.1
Non-current liabilities	(88.7)	(100.6)
Non-current net assets	333.9	305.5
Current assets	35.6	50.4
Current liabilities	(38.1)	(30.0)
Current net assets	(2.5)	20.4
Net assets	331.4	325.9
Revenue	74.5	76.5
Income/(loss) for the year	(34.4)	(27.1)
Other comprehensive (loss)/income	39.9	(89.3)
Total comprehensive income/(loss) for the year	5.5	(116.4)
Cash flows from operating activities	39.7	70.8
Cash flows used in investing activities	(44.6)	(68.6)
Cash flows from financing activities	(17.1)	11.3
Net increase/(decrease) in cash and cash equivalents	(22.0)	13.5
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	162.4	159.7
Loss allocated to non-controlling interests during the year	$ (16.8)	$ (13.3)

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[2]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information